Note 9 - Deposit on Mill Equipment (Details Textual)																				12 Months Ended
	Jun. 15, 2018 CAD ($)	Jun. 15, 2018 USD ($)	Jul. 19, 2017 CAD ($)	Jul. 19, 2017 USD ($)	Jun. 13, 2017 CAD ($)	Jun. 13, 2017 USD ($)	Apr. 05, 2017 CAD ($)	Apr. 05, 2017 USD ($)	Nov. 28, 2016 CAD ($)	Nov. 28, 2016 MXN ($)	Mar. 17, 2016 CAD ($)	Mar. 17, 2016 USD ($)	Dec. 29, 2015 CAD ($)	Dec. 29, 2015 USD ($)	Nov. 25, 2015 CAD ($) shares	Oct. 21, 2015 CAD ($)	Oct. 21, 2015 USD ($)	Oct. 19, 2015 CAD ($) shares	Oct. 19, 2015 USD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2017 USD ($)	Aug. 14, 2015 shares
Statement Line Items [Line Items]
Option to purchase property																						$ 25,000,000
Total number of shares issued | shares															407,997										43,888,992
Fair value of shares issued															$ 273,358								$ 273,358
Payments for purchase obligations for equipment			$ 525,841	$ 417,500	$ 2,647,600	$ 2,000,000	$ 469,385	$ 350,000	$ 651,200	$ 10,000,000	$ 324,600	$ 250,000	$ 346,000	$ 250,000		$ 346,000	$ 250,000			3,642,826	324,600		692,000
Deposits on equipment			$ 995,226		$ 3,927,983															4,923,209	$ 1,280,383		$ 965,358
Rock Creek Mill [member]
Statement Line Items [Line Items]
Option to purchase property																			$ 6,500,000
Total number of shares issued | shares																		407,997	407,997
Fair value of shares issued																		$ 273,358
Deposits on equipment																				$ 995,226				$ 767,500
Rock Creek Mill [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Payments for purchase obligations for equipment	$ 4,704,375	$ 3,750,000